Results of Segments - Segment Revenue by Region (Details) - Applications, Technology & Services - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-Current Assets by Region
Decrease of depreciation and amortization expenses percentage	9.00%
Depreciation and amortization expenses	€ 1,034	€ 940
Constant Currency
Non-Current Assets by Region
Decrease of depreciation and amortization expenses percentage		9.00%